Olivia P. Adler
Attorney at Law
1614 33rd
Washington, D.C. 20007

June 28, 2010

Securities and Exchange Commission Office of Filings and Information Services Washington, DC 20549

Re:	Steward Funds, Inc. ("Registrant") - File Nos. 2-28174; 811-01597

Dear Sirs:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 90 to Registrant's Registration Statement on Form N-1A (“Filing”).  The Filing contains amendments to reflect recent changes to Form N-1A and to update certain information regarding Registrant.  Certain additional information – primarily financial – will be updated by amendment.  The Prospectus and Statement of Additional Information in this filing are the same as the Prospectus and Statement of Additional information in the Rule 485(a) filing being made concurrently for Capstone Series Fund, Inc. (File Nos. 2-83397; 811-01436).

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David J. Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler